INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net, Total	$ 64,335		$ 64,335		$ 72,371	$ 530
Amortization expense	1,374	$ 275	2,760	$ 275	1,851	0
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	56,874		56,874		62,150	0
Finite-Lived Intangible Assets, Accumulated Amortization	(3,091)		(3,091)		(1,018)
Finite-Lived Intangible Assets, Net, Total					61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,250		9,250		9,250	0
Finite-Lived Intangible Assets, Accumulated Amortization	(1,156)		(1,156)		(694)
Finite-Lived Intangible Assets, Net, Total					8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,822		2,822		2,822	530
Finite-Lived Intangible Assets, Accumulated Amortization	$ (364)		$ (364)		(139)
Finite-Lived Intangible Assets, Net, Total					$ 2,683	$ 530